Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 141,538	$ 160,670	$ 167,982
PRC
Disaggregation of Revenue [Line Items]
Total revenues	79,193	91,671	117,944
United States
Disaggregation of Revenue [Line Items]
Total revenues	22,849	22,736	17,281
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 39,496	$ 46,263	$ 32,757